Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2018
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Disclosure of Summary about Property, Plant and Equipment

	Land		Buildings		Plant and machinery *		Furniture fixtures and equipment		Vehicles		Total
Gross carrying value:
As at April 1, 2016	₹	3,695	₹	26,089	₹	99,580	₹	14,115	₹	589	₹	144,068
Translation adjustment		(15)		(69)		(1,377)		(133)		3		(1,591)
Additions/ adjustments		—		1,133		16,572		2,242		23		19,970
Acquisition through business combinations		134		446		835		77		—		1,492
Disposals/ adjustments		—		(18)		(6,643)		(553)		(183)		(7,397)

As at March 31, 2017		3,814		27,581		108,967		15,748		432		156,542
Accumulated depreciation/ impairment:
As at April 1, 2016		—	₹	5,344	₹	68,161	₹	11,318	₹	504	₹	85,327
Translation adjustment		—		(39)		(816)		(75)		2		(928)
Depreciation		—		1,059		14,910		1,117		28		17,114
Disposals/ adjustments		—		(3)		(5,250)		(392)		(169)		(5,814)

As at March 31, 2017		—		6,361		77,005		11,968		365		95,699
Capital work-in-progress											₹	8,951

Net carrying value including Capital work-in-progress as at March 31, 2017											₹	69,794

Gross carrying value:
As at April 1, 2017	₹	3,814	₹	27,581	₹	108,967	₹	15,748	₹	432	₹	156,542
Translation adjustment		28		265		904		188		2		1,387
Additions/ adjustments		2		1,197		11,767		1,776		1,003		15,745
Acquisition through business combinations		—		13		4		11		1		29
Disposals/ adjustments		—		(190)		(7,302)		(872)		(294)		(8,658)
Assets reclassified as held for sale		(207)		(3,721)		(27,118)		(1,079)		(5)		(32,130)

As at March 31, 2018	₹	3,637	₹	25,145	₹	87,222	₹	15,772	₹	1,139	₹	132,915
Accumulated depreciation/ impairment:
As at April 1, 2017		—		6,361		77,005		11,968		365	₹	95,699
Translation adjustment		—		49		509		104		—		662
Depreciation		—		1,023		14,078		1,381		387		16,869
Disposals/ adjustments		—		(70)		(6,640)		(758)		(242)		(7,710)
Assets reclassified as held for sale				(1,539)		(19,627)		(712)		(4)		(21,882)

As at March 31, 2018		—		5,824		65,325		11,983		506		83,638
Capital work-in-progress											₹	15,680
Assets reclassified as held for sale												(514)

Net carrying value including Capital work-in-progress as at March 31, 2018											₹	64,443

*	Including net carrying value of computer equipment and software amounting to ₹19,200 and ₹17,765 as at March 31, 2017 and 2018 respectively.